OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 68.6%
	EQUITY - 40.9%
28,600	Avantis U.S. Small Cap Value ETF(a)	$ 3,568,136
15,400	First Trust US Equity Opportunities ETF(a)	3,175,172
3,000	Invesco Nasdaq 100 ETF	908,910
56,800	iShares Core S&P Mid-Cap ETF(a)	4,379,848
10,200	iShares Core S&P Small-Cap ETF	1,512,762
62,300	iShares International Select Dividend ETF	2,581,089
76,700	iShares MSCI Canada ETF(a)	4,420,988
22,400	iShares MSCI EAFE Growth ETF(a)	2,787,008
32,200	iShares MSCI EAFE Small-Cap ETF(a)	2,649,094
34,100	iShares MSCI EAFE Value ETF(a)	2,610,355
15,600	State Street Industrial Select Sector SPDR ETF(a)	2,889,588
700,500	State Street SPDR Portfolio S&P 500 ETF	61,559,940
45,500	Vanguard FTSE Emerging Markets ETF	2,715,895
12,900	Vanguard FTSE Pacific ETF	1,492,401
16,600	Vanguard Small-Cap Growth ETF(a)	6,070,620
12,600	Vanguard Value ETF	2,745,918
16,900	WisdomTree Japan Hedged Equity Fund	2,932,488
		109,000,212
	FIXED INCOME - 27.7%
245,900	Invesco Senior Loan ETF	5,008,983
35,700	iShares Broad USD High Yield Corporate Bond ETF	1,321,614
36,600	iShares CMBS ETF	1,780,590
4,400	iShares Convertible Bond ETF	535,656
54,600	iShares Floating Rate Bond ETF	2,787,330
72,300	iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	6,972,612
14,000	iShares TIPS Bond ETF	1,532,020
31,700	Janus Henderson AAA CLO ETF, USD Class(a)	1,600,533
159,142	JPMorgan Mortgage-Backed Securities ETF	8,065,317
389,900	PIMCO Multi Sector Bond Active ETF	10,340,148
225,000	State Street SPDR Blackstone Senior Loan ETF(a)	9,065,250
62,100	State Street SPDR Nuveen ICE High Yield Municipal ETF	1,579,824
227,900	State Street SPDR Portfolio High Yield Bond ETF	5,341,976
46,000	VanEck Fallen Angel High Yield Bond ETF	1,345,040
69,600	VanEck High Yield Muni ETF	3,585,096

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 68.6% (Continued)
	FIXED INCOME - 27.7% (Continued)
38,900	Vanguard Long-Term Bond ETF	$ 2,681,377
38,400	Vanguard Long-Term Corporate Bond ETF(a)	2,889,600
98,100	Vanguard Total Bond Market ETF	7,201,521
		73,634,487

	TOTAL EXCHANGE-TRADED FUNDS (Cost $164,100,973)	182,634,699

	OPEN END FUNDS — 31.1%
	ALTERNATIVE - 1.2%
378,419	DoubleLine Flexible Income Fund, Class I	3,288,464
1	JPMorgan Hedged Equity Fund, Class I	36
		3,288,500
	EQUITY - 7.8%
306,421	Dodge & Cox International Stock Fund, Class I	5,717,807
47,177	FullerThaler Behavioral Small-Cap Growth Fund, Institutional Class (c)	3,635,964
1	Kopernik Global All-Cap Fund, Class I	16
298,395	Thornburg Investment Income Builder Fund, Class I	11,324,077
		20,677,864
	FIXED INCOME - 22.1%
553	Allspring California Tax-Free Fund, Institutional Class	5,814
1,895	Ashmore Emerging Markets Total Return Fund, Institutional Class	9,989
611	BlackRock Floating Rate Income Fund, Institutional Class	5,694
555,399	BlackRock High Yield Fund, Institutional Class	3,959,998
1,199	BlackRock National Municipal Fund, Institutional Class	12,035
368,543	BlackRock Strategic Income Opportunities Fund, Institutional Class	3,596,977
379	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	3,980
616,362	CrossingBridge Low Duration High Income Fund, Institutional Class	5,898,583
363,546	DoubleLine Low Duration Emerging Markets Fixed, Class I	3,500,946
862,743	JPMorgan Income Fund, Class I	7,324,686
1,398	Metropolitan West Total Return Bond Fund, Class I	12,692
1,259	Neuberger Berman Strategic Income Fund, Class I	12,676
120,093	North Square Preferred And Income Securities Fund, Class I	2,550,770
2,648	Nuveen Bond Index Fund, Institutional Class	25,605

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	OPEN END FUNDS — 31.1% (Continued)
	FIXED INCOME - 22.1% (Continued)
154,751	Nuveen Floating Rate Income Fund, Class I	$ 2,737,554
2,014	Nuveen High Yield Municipal Bond Fund, Class I	29,249
1,459	Nuveen Preferred Securities and Income Fund, Class I	23,470
493	Nuveen Short Duration High Yield Municipal Bond, Class I	4,661
776	Nuveen Strategic Income Fund, Class I	7,701
272,812	PIMCO Diversified Income Fund, Institutional Class	2,733,579
3	PIMCO Emerging Markets Full Spectrum Bond Fund, Institutional Class(c)	20
724	PIMCO International Bond Fund, Institutional Class	7,113
308,971	PIMCO Long-Term Credit Bond Fund, Institutional Class	2,712,761
296	PIMCO Low Duration Income Fund, Institutional Class	2,447
469	PIMCO Real Return Fund, Institutional Class	4,787
1,005	PIMCO Total Return Fund, Institutional Class	8,793
626,755	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	5,810,017
357,598	RiverPark Strategic Income Fund, Institutional Class	3,031,983
197,492	TCW Emerging Markets Income Fund, Class I	1,398,245
1,163,813	Thornburg Strategic Income Fund, Class I	13,325,662
		58,758,487

	TOTAL OPEN END FUNDS (Cost $80,329,878)	82,724,851

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 16.9%
	COLLATERAL FOR SECURITIES LOANED - 16.5%
43,938,507	First American Government Obligations Fund, Class X, 3.57%(b)(d) (Cost $43,938,507)	$ 43,938,507

	MONEY MARKET FUND - 0.4%
1,058,518	First American Government Obligations Fund, Class U, 3.59%(d) (Cost $1,058,518)	1,058,518

	TOTAL SHORT-TERM INVESTMENTS (Cost $44,997,025)	44,997,025

	TOTAL INVESTMENTS - 116.6% (Cost $289,427,876)	$ 310,356,575
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.6)%	(44,173,575)
	NET ASSETS - 100.0%	$ 266,183,000

CLO	- Collateralized Loan Obligation
CMBS	- Commercial Mortgage Backed Securities
EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $41,165,156, as of June 30, 2026.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $43,938,507 at June 30, 2026.
(c)	Non-income producing security.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2026.